Shareholder Report, Holdings (Details) - C000006391	Jun. 30, 2026
FR_688910900
Holdings [Line Items]
Percent of Total Investments	3.00%
FR_677172009
Holdings [Line Items]
Percent of Total Investments	2.00%
FR_645026907
Holdings [Line Items]
Percent of Total Investments	1.80%
FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.60%
FR_656320900
Holdings [Line Items]
Percent of Total Investments	0.90%
FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	0.90%
FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	0.90%
FR_ACI30CJZ5
Holdings [Line Items]
Percent of Total Investments	0.60%
FR_B03MYT908
Holdings [Line Items]
Percent of Total Investments	0.60%
FR_620512905
Holdings [Line Items]
Percent of Total Investments	0.50%
Developed Europe
Holdings [Line Items]
Percent of Total Investments	0.60%
North America
Holdings [Line Items]
Percent of Total Investments	1.30%
Africa
Holdings [Line Items]
Percent of Total Investments	8.40%
Middle East
Holdings [Line Items]
Percent of Total Investments	10.70%
Emerging Europe
Holdings [Line Items]
Percent of Total Investments	12.80%
Latin America
Holdings [Line Items]
Percent of Total Investments	14.30%
Asia
Holdings [Line Items]
Percent of Total Investments	51.90%
Infosys Ltd.
Holdings [Line Items]
Percent of Total Investments	12.80%